Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statements Of Comprehensive Loss
Net loss	$ (188,769)	$ (4,072)	$ (294,764)	$ (8,980)	$ (85,970)	$ (2,644)
Change in unrealized foreign currency translation gain (loss)	(3,665)		(7,147)		3,353
Total comprehensive loss	(192,434)	(4,072)	(301,911)	(8,980)	(82,617)	(2,644)
Less: comprehensive loss attributable to non-controlling interest	7,235		15,187
Comprehensive loss attributable to Canna Powder, Inc.	$ (185,199)	$ (4,072)	$ (286,724)	$ (8,980)	$ (82,617)	$ (2,644)